New and amended standards and interpretations	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
New and amended standards and interpretations	1.4. New and amended standards and
interpretations
On 1 January 2025, Nokia adopted the following amendments
to the accounting standards issued by the IASB and endorsed by the EU:
▪Amendments to IAS 21 The Effects of Changes in Foreign
Exchange Rates: Lack of Exchangeability
The amendments had no material impact on the measurement,
recognition or presentation of any items in Nokia’s consolidated financial statements for 2025.
Nokia has not early adopted any new or amended standards or
interpretations that have been issued but are not yet effective.
The new and amended standards and interpretations issued by
the IASB that are effective in future periods are not expected to have a material impact on the consolidated financial statements of Nokia when adopted, except for IFRS 18 Presentation and
Disclosure in Financial Statements.
IFRS 18, which was published in April 2024 and will be effective for annual periods beginning on or after 1 January 2027, will replace IAS 1 Presentation of Financial Statements.
The objective of IFRS 18 is to enhance the comparability of
financial statements, particularly the income statement,
between companies, improve the transparency and
understandability of non-GAAP measures, and ensure useful
disaggregation of information in the financial statements. To enable this, IFRS 18 introduces new requirements for
presentation within the income statement, including specified totals and subtotals and classification of all income and
expenses into one of five categories: operating, investing,
financing, income taxes and discontinued operations, whereof the first three are new.
Furthermore, the standard requires disclosure of newly defined management-defined performance measures and aggregation
and disaggregation of financial information based on the
identified ‘roles’ of the primary financial statements and the notes. In conjunction with the issue of IFRS 18, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows,
including changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’
to ‘operating profit or loss’.
Even though IFRS 18 is not changing the recognition and
measurement requirements, the standard is expected to
significantly change how Nokia presents its consolidated
financial statements, particularly the income statement,
statement of cash flows, and notes to the financial statements.
Nokia is currently assessing the impact the adoption will have on its consolidated financial statements. To date, the following potential impacts have been identified:
▪Although the adoption of IFRS 18 will have no impact on its net profit, Nokia expects that grouping items of income and
expenses in the income statement into the new categories
will impact how operating profit is determined. Foreign
exchange differences as well as interest income and
expenses currently aggregated in financial income and
expenses will need to be disaggregated, with some gains or
losses to be presented within the operating category.
Foreign exchange gains and losses as well as interest income and expenses will be classified in the category where the
related income and expense from the underlying item is
classified.
▪The line items presented on the primary financial
statements might change as a result of the application of
the concept of “useful structured summary” and the
enhanced principles on aggregation and disaggregation.
Nokia does not expect there to be a significant change in the information that is currently disclosed in the notes because the requirement to disclose material information remains
unchanged; however, the way in which the information is
grouped might change as a result of the refined
aggregation/disaggregation principles.
▪New disclosures for management-defined performance
measures (MPMs) will be added. In brief, an MPM refers to a
subtotal of income and expenses an entity uses in its
financial communications outside financial statements which
has not been defined in IFRS Accounting Standards. To
improve transparency around these measures, IFRS 18
requires entities to disclose information about all of its
MPMs in a single note, including how the measure is
calculated, how it provides useful information and a
reconciliation to the most comparable subtotal specified by
IFRS Accounting Standards.
▪From the statement of cash flows perspective, the starting
point for calculating cash flows from operating activities will change to operating profit. Additionally, there will be
changes to how interest received and interest paid are
presented. Interest paid will be presented as financing cash flows and interest received as investing cash flows, which is a change from current presentation as part of operating
cash flows.
Nokia will apply IFRS 18 from its mandatory effective date of
1 January 2027. As retrospective application is required, the comparative information for 2025 and 2026 will be restated
accordingly.